Capital Management, Corporate Governance Transparency Policy and Risk Management - Summary of Bank's Internal Credit Rating Grades (Detail)	12 Months Ended
Dec. 31, 2018
Disclosure of internal credit grades [line items]
% of Gross Carrying Amount	100.00%
Performing [member]
Disclosure of internal credit grades [line items]
Ponderate	2.16%
% of Gross Carrying Amount	95.19%
High grade [member]
Disclosure of internal credit grades [line items]
Ponderate	1.13%
% of Gross Carrying Amount	79.94%
Standard grade [member]
Disclosure of internal credit grades [line items]
Ponderate	4.52%
% of Gross Carrying Amount	16.23%
Sub-standard grade [member]
Disclosure of internal credit grades [line items]
Ponderate	13.57%
% of Gross Carrying Amount	3.83%
Past Due But Not Impaired [member]
Disclosure of internal credit grades [line items]
Ponderate	23.60%
% of Gross Carrying Amount	2.93%
Non-performing grade [member]
Disclosure of internal credit grades [line items]
Ponderate	100.00%
% of Gross Carrying Amount	1.88%